Inventories, Net (Tables)	12 Months Ended
Aug. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	As of August 31,
	2025	2024
Foods	$31,057	$30,341
Beverage	3,035	4,391
Consumables	1,087	3,403
Total	$35,179	$38,135